Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events	Subsequent events:
(a)On January 5, 2023, the Company declared quarterly dividends of $0.496875, $0.492188, $0.50000, $0.43750 per Series D, Series H, Series I and Series J preferred share, respectively, representing a total distribution of $15,223,000 to all shareholders of record on January 27, 2023.
(b)On January 5, 2023, the Company declared a quarterly dividend of $0.125 per common share to all shareholders of record as of January 20, 2023.
(c)On January 13, 2023, Fairfax Financial Holdings Limited (“Fairfax”) exercised the remainder of their warrants to purchase 6,000,000 common shares of Atlas. The warrants, of which 5,000,000 were issued in April 2021 and 1,000,000 in June 2021, had exercise prices of $13.00 and $13.71 per common share respectively, for an aggregate exercise price of $78,710,000.
(d)On January 13, 2023, in connection with its exercise under an existing lease financing agreement, the Company purchased a 10,000 TEU vessel at a pre-determined purchase price of $52,690,000.
(e)On January 17, 2023, the Company completed the sale of one 4,250 TEU vessel with gross proceeds of $21,600,000. Seaspan will continue to act as a third-party vessel manager for this vessel.
(f)In February 2023, the Company accepted the delivery of one newbuild 15,000 TEU vessel, which commenced a 12-year charter upon delivery.
(g)On March 3, 2023, the Company entered into amendments and restatements of the senior secured loan facilities and intercreditor and proceeds agreement that comprise its vessel portfolio financing program to, among other things, (i) increase the commitments under the bank loan facilities by $250,000,000, $200,000,000 of which were drawn immediately and $50,000,000 of which may be drawn by the Company on or before September 3, 2023, (ii) increase the amount of total borrowing permitted relative to total assets from 65% to 75%, (iii) replace the London Interbank Offered Rate with the Secured Overnight Financing Rate as the reference interest rate, and (iv) extend the maturities of tranches due in 2026 and 2027 by approximately two years.
25.    Subsequent events (continued):
(h)On March 13, 2023, the Company declared quarterly dividends of $0.496875, $0.492188, $0.50000, $0.43750 per Series D, Series H, Series I and Series J preferred share, respectively, representing a total distribution of $15,223,000 to all shareholders of record on April 28, 2023.
(i)On March 13, 2023, the Company declared a quarterly dividend of $0.125 per common share to all shareholders of record as of March 20, 2023 to be paid on March 31, 2023.